UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2005
                                               -------------

Check here if Amendment [  ]: Amendment Number: ____________________

         This Amendment (Check only one):   |_|  is a restatement

                                            |_|  adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:             Glenview Capital Management, LLC
Address:          399 Park Avenue, 39th Floor
                  New York, NY 10022


Form 13F File Number:      028-10134
                        -----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Lawrence M. Robbins
Title:            Chief Executive Officer
Phone:            212-812-4700

Signature, Place and Date of Signing:


/s/ Lawrence M. Robbins    New York, New York        August 12, 2005
-----------------------  ------------------------- --------------------
   [Signature]              [City, State]              [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                         0
                                              --------------------------

Form 13F Information Table Entry Total:                   96
                                              --------------------------

Form 13F Information Table Value Total:               $5,605,255
                                              --------------------------



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



         NONE


                                                   GLENVIEW CAPITAL MANAGEMENT, LLC
                                                               FORM 13F
                                                      Quarter Ended June 30, 2005



NAME OF ISSUER        CLASS                   VALUE         SHRS OR PRN   SH/    PUT/    INVESTMENT   OTHER       VOTING AUTHORITY
--------------        -----                   -----         -----------   ---    ----    ----------   -----       ----------------
                      TITLE      CUSIP        (X$1,000)     AMT           PRN    CALL    DISCRETION   MANAGERS    SOLE   SHARED NONE
                      -----      -----        ---------     ---           ---    ----    ----------   --------    ----   ------ ----
----------------------------------------------------------------------------------------------------------------------------------
ACXIOM CORP           COM        005125109         $26,792     1,283,137  SH             SOLE                  1,283,137
----------------------------------------------------------------------------------------------------------------------------------
ADOLOR CORP           COM        00724X102         $13,151     1,421,704  SH             SOLE                  1,421,704
----------------------------------------------------------------------------------------------------------------------------------
ADVANCED MEDICAL      COM        00763M108          $2,957        74,378  SH             SOLE                     74,378
OPTICS INC
----------------------------------------------------------------------------------------------------------------------------------
ALAMOSA HLDGS INC     COM        011589108        $207,482    14,926,749  SH             SOLE                 14,926,749
----------------------------------------------------------------------------------------------------------------------------------
AMDOCS LTD            ORD        G02602103        $136,831     5,177,126  SH             SOLE                  5,177,126
----------------------------------------------------------------------------------------------------------------------------------
AMERISOURCE- BERGEN   COM        03073E105         $44,232       639,649  SH             SOLE                    639,649
CORP
----------------------------------------------------------------------------------------------------------------------------------
AMERICAN TOWER CORP   CL A       029912201         $96,042     4,569,057  SH             SOLE                  4,569,057
----------------------------------------------------------------------------------------------------------------------------------
APRIA HEALTHCARE      COM        037933108         $47,257     1,364,225  SH             SOLE                  1,364,225
GROUP INC
----------------------------------------------------------------------------------------------------------------------------------
ASSURANT INC          COM        04621X108        $105,824     2,931,413  SH             SOLE                  2,931,413
----------------------------------------------------------------------------------------------------------------------------------
BEARINGPOINT INC      COM        074002106         $90,371    12,328,947  SH             SOLE                 12,328,947
----------------------------------------------------------------------------------------------------------------------------------
BLOCKBUSTER INC       CL A       093679108         $23,141     2,537,344  SH             SOLE                  2,537,344
----------------------------------------------------------------------------------------------------------------------------------
BMC SOFTWARE INC      COM        055921100         $25,265     1,407,500  SH             SOLE                  1,407,500
----------------------------------------------------------------------------------------------------------------------------------
BURLINGTON COAT       COM        121579106          $2,537        59,500  SH             SOLE                     59,500
FACTORY
----------------------------------------------------------------------------------------------------------------------------------
CVS CORP              COM        126650100         $34,044     1,171,107  SH             SOLE                  1,171,107
----------------------------------------------------------------------------------------------------------------------------------
CABLEVISION SYS CORP  CL A NY    12686C109         $68,404     2,124,334  SH             SOLE                  2,124,334
                      CABLVS
----------------------------------------------------------------------------------------------------------------------------------
CAMBREX CORP          COM        132011107          $1,640        86,095  SH             SOLE                     86,095
----------------------------------------------------------------------------------------------------------------------------------


                                                   GLENVIEW CAPITAL MANAGEMENT, LLC
                                                               FORM 13F
                                                      Quarter Ended June 30, 2005
NAME OF ISSUER        CLASS                   VALUE         SHRS OR PRN   SH/    PUT/    INVESTMENT   OTHER       VOTING AUTHORITY
--------------        -----                   -----         -----------   ---    ----    ----------   -----       ----------------
                      TITLE      CUSIP        (X$1,000)     AMT           PRN    CALL    DISCRETION   MANAGERS    SOLE   SHARED NONE
                      -----      -----        ---------     ---           ---    ----    ----------   --------    ----   ------ ----
----------------------------------------------------------------------------------------------------------------------------------
CAPITAL ONE FINL      COM        14040H105         $94,432     1,180,254  SH             SOLE                  1,180,254
CORP
----------------------------------------------------------------------------------------------------------------------------------
CARDINAL HEALTH  INC  COM        14149Y108         $18,984       329,700  SH             SOLE                    329,700
----------------------------------------------------------------------------------------------------------------------------------
CAREMARK RX INC       COM        141705103         $13,592       305,310  SH             SOLE                    305,310
----------------------------------------------------------------------------------------------------------------------------------
CHARTER               CL A       16117M107         $26,479    22,439,800  SH             SOLE                 22,439,800
COMMUNICATIONS INC D
----------------------------------------------------------------------------------------------------------------------------------
COMPUTER ASSOC INTL   COM        204912109        $175,749     6,395,529  SH             SOLE                  6,395,529
INC
----------------------------------------------------------------------------------------------------------------------------------
CORNING INC           COM        219350105         $59,348     3,570,900  SH             SOLE                  3,570,900
----------------------------------------------------------------------------------------------------------------------------------
CROWN CASTLE INTL     COM        228227104          $2,783       136,961  SH             SOLE                    136,961
CORP
----------------------------------------------------------------------------------------------------------------------------------
D & K HEALTHCARE      COM        232861104         $11,895     1,410,992  SH             SOLE                  1,410,992
RES INC
----------------------------------------------------------------------------------------------------------------------------------
DOUBLECLICK INC       COM        258609304         $12,262     1,461,553  SH             SOLE                  1,461,553
----------------------------------------------------------------------------------------------------------------------------------
DOW CHEMICAL CO       COM        260543103         $30,726       690,000  SH             SOLE                    690,000
----------------------------------------------------------------------------------------------------------------------------------
DR HORTON INC         COM        23331A109        $174,648     4,643,660  SH             SOLE                  4,643,660
----------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC DATA SYS   COM        285661104         $14,563       756,508  SH             SOLE                    756,508
NEW
----------------------------------------------------------------------------------------------------------------------------------
FAIRPOINT             COM NEW    305560104          $4,609       285,400  SH             SOLE                    285,400
COMMUNICATIONS INC
----------------------------------------------------------------------------------------------------------------------------------
FIRST DATA CORP       COM        319963104        $150,924     3,759,936  SH             SOLE                  3,759,936
----------------------------------------------------------------------------------------------------------------------------------
FOSTER WHEELER LTD    *W EXP     G36535113            $384       557,000  SH             SOLE                    557,000
                      09/24/200
----------------------------------------------------------------------------------------------------------------------------------
GATEWAY INC           COM        367626108         $19,800     6,000,000  SH             SOLE                  6,000,000
----------------------------------------------------------------------------------------------------------------------------------


                                                   GLENVIEW CAPITAL MANAGEMENT, LLC
                                                               FORM 13F
                                                      Quarter Ended June 30, 2005
NAME OF ISSUER        CLASS                   VALUE         SHRS OR PRN   SH/    PUT/    INVESTMENT   OTHER       VOTING AUTHORITY
--------------        -----                   -----         -----------   ---    ----    ----------   -----       ----------------
                      TITLE      CUSIP        (X$1,000)     AMT           PRN    CALL    DISCRETION   MANAGERS    SOLE   SHARED NONE
                      -----      -----        ---------     ---           ---    ----    ----------   --------    ----   ------ ----
----------------------------------------------------------------------------------------------------------------------------------
GRACE WR & CO DEL     COM        38388F108          $9,645     1,238,174  SH             SOLE                  1,238,174
NEW
----------------------------------------------------------------------------------------------------------------------------------
GREAT LAKES CHEM      COM        390568103         $56,166     1,784,757  SH             SOLE                  1,782,200
CORP
----------------------------------------------------------------------------------------------------------------------------------
HARMONIC INC          COM        413160102          $7,245     1,500,000  SH             SOLE                  1,500,000
----------------------------------------------------------------------------------------------------------------------------------
HARRIS INTERACTIVE    COM        414549105            $589       120,901  SH             SOLE                    120,901
INC
----------------------------------------------------------------------------------------------------------------------------------
HEWITT ASSOCS INC     COM        42822Q100          $3,247       122,500  SH             SOLE                    122,500
----------------------------------------------------------------------------------------------------------------------------------
HEWLETT PACKARD INC   COM        428236103        $138,093     5,873,782  SH             SOLE                  5,873,782
----------------------------------------------------------------------------------------------------------------------------------
HOLLINGER INTL INC    CL A       435569108          $9,680       966,988  SH             SOLE                    966,988
----------------------------------------------------------------------------------------------------------------------------------
IMPAX LABORATORIES    COM        45256B101         $16,667     1,060,211  SH             SOLE                  1,060,211
INC
----------------------------------------------------------------------------------------------------------------------------------
JACUZZI BRANDS INC    COM        469865109         $19,718     1,837,640  SH             SOLE                  1,837,640
----------------------------------------------------------------------------------------------------------------------------------
JP MORGAN & CHASE CO  COM        46625H100         $45,485     1,287,806  SH             SOLE                  1,287,806
----------------------------------------------------------------------------------------------------------------------------------
KMART HLDG            COM        498780105          $1,551        10,349  SH             SOLE                     10,349
CORPORATION
----------------------------------------------------------------------------------------------------------------------------------
LG PHILIP LCD CO LTD  SPONS      50186V102            $202        50,000  SH     PUT     SOLE                     50,000
                      ADR REP
----------------------------------------------------------------------------------------------------------------------------------
LENNAR CORP           CL A       526057104        $159,874     2,519,686  SH             SOLE                  2,519,686
----------------------------------------------------------------------------------------------------------------------------------
LEXAR MEDIA INC       COM        52886P104         $12,078     2,459,818  SH             SOLE                  2,459,818
----------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA CORP    COM SER A  530718105          $5,042       494,810  SH             SOLE                    494,810
NEW
----------------------------------------------------------------------------------------------------------------------------------
LYONDELL CHEMICAL CO  COM        552078107         $31,833     1,204,900  SH             SOLE                  1,204,900
----------------------------------------------------------------------------------------------------------------------------------
MCDERMOTT INTL INC    COM        580037109         $63,041     3,001,939  SH             SOLE                  3,001,939
----------------------------------------------------------------------------------------------------------------------------------


                                                   GLENVIEW CAPITAL MANAGEMENT, LLC
                                                               FORM 13F
                                                      Quarter Ended June 30, 2005
NAME OF ISSUER        CLASS                   VALUE         SHRS OR PRN   SH/    PUT/    INVESTMENT   OTHER       VOTING AUTHORITY
--------------        -----                   -----         -----------   ---    ----    ----------   -----       ----------------
                      TITLE      CUSIP        (X$1,000)     AMT           PRN    CALL    DISCRETION   MANAGERS    SOLE   SHARED NONE
                      -----      -----        ---------     ---           ---    ----    ----------   --------    ----   ------ ----
----------------------------------------------------------------------------------------------------------------------------------
MCKESSON CORP         COM        58155Q103        $187,752     4,191,832  SH             SOLE                  4,191,832
----------------------------------------------------------------------------------------------------------------------------------
MEDICORE INC          COM        584931109          $1,665       132,250  SH             SOLE                    132,250
----------------------------------------------------------------------------------------------------------------------------------
MERCK & CO INC        COM        589331107          $1,191     3,000,000  SH     PUT     SOLE                  3,000,000
----------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY        COM NEW    617446908        $125,802     2,397,603  SH             SOLE                  2,397,603
----------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY        COM NEW    617446908          $1,150       500,000  SH     PUT     SOLE                    500,000
----------------------------------------------------------------------------------------------------------------------------------
MYLAN LABS INC        COM        628530107         $14,045       730,000  SH             SOLE                    730,000
----------------------------------------------------------------------------------------------------------------------------------
NRG ENERGY INC        COM NEW    629377508         $16,380       435,632  SH             SOLE                    435,632
----------------------------------------------------------------------------------------------------------------------------------
NTL INC DEL           COM        62940M104        $170,615     2,493,646  SH             SOLE                  2,493,646
----------------------------------------------------------------------------------------------------------------------------------
NASDAQ STOCK MARKET   COM        631103108          $1,600     1,000,000  SH     PUT     SOLE                  1,000,000
INC
----------------------------------------------------------------------------------------------------------------------------------
NEW SKIES             SHS        G64865101          $4,430       223,165  SH             SOLE                    223,165
SATELLITES HLDGS
----------------------------------------------------------------------------------------------------------------------------------
NEXTEL                CL A       65332V103        $191,861     5,938,117  SH             SOLE                  5,938,117
COMMUNICATIONS INC
----------------------------------------------------------------------------------------------------------------------------------
NOVELIS INC           COM NEW    67000X106          $5,485       213,600  SH             SOLE                    213,600
----------------------------------------------------------------------------------------------------------------------------------
ORACLE CORP           COM        68389X105         $31,442     2,382,000  SH             SOLE                  2,382,000
----------------------------------------------------------------------------------------------------------------------------------
OWENS ILL INC         COM NEW    690768403        $223,294     8,913,951  SH             SOLE                  8,913,951
----------------------------------------------------------------------------------------------------------------------------------
PHELPS DODGE CORP     COM        717265102         $31,570       341,300  SH             SOLE                    341,300
----------------------------------------------------------------------------------------------------------------------------------
PLAYTEX PRODS INC     COM        72813P100          $9,884       918,559  SH             SOLE                    918,559
----------------------------------------------------------------------------------------------------------------------------------


                                                   GLENVIEW CAPITAL MANAGEMENT, LLC
                                                               FORM 13F
                                                      Quarter Ended June 30, 2005
NAME OF ISSUER        CLASS                   VALUE         SHRS OR PRN   SH/    PUT/    INVESTMENT   OTHER       VOTING AUTHORITY
--------------        -----                   -----         -----------   ---    ----    ----------   -----       ----------------
                      TITLE      CUSIP        (X$1,000)     AMT           PRN    CALL    DISCRETION   MANAGERS    SOLE   SHARED NONE
                      -----      -----        ---------     ---           ---    ----    ----------   --------    ----   ------ ----
----------------------------------------------------------------------------------------------------------------------------------
POWERWAVE             COM        739363109         $11,290     1,104,700  SH             SOLE                  1,104,700
TECHNOLOGIES INC
----------------------------------------------------------------------------------------------------------------------------------
PRECISION DRILLING    COM        74022D100        $108,408     2,745,900  SH             SOLE                  2,745,900
CORP
----------------------------------------------------------------------------------------------------------------------------------
PRESTIGE BRANDS       COM NEW    74112D101          $3,905       200,279  SH             SOLE                    200,279
HLDGS INC
----------------------------------------------------------------------------------------------------------------------------------
PRIMEDIA INC          COM        74157K101         $53,022    13,091,900  SH             SOLE                 13,091,900
----------------------------------------------------------------------------------------------------------------------------------
PRIORITY HEALTHCARE   CL B       74264T102         $32,177     1,268,791  SH             SOLE                  1,268,791
CORP
----------------------------------------------------------------------------------------------------------------------------------
RELIANT ENERGY INC    COM        75952B105        $209,607    16,931,121  SH             SOLE                 16,931,121
----------------------------------------------------------------------------------------------------------------------------------
RITE AID CORP         COM        767754104         $40,173     9,610,876  SH             SOLE                  9,610,876
----------------------------------------------------------------------------------------------------------------------------------
SCIENTIFIC ATLANTA    COM        808655104         $89,096     2,677,956  SH             SOLE                  2,677,956
INC
----------------------------------------------------------------------------------------------------------------------------------
SCOTTS MIRACLE GRO    CL A       810186106             $87       119,900  SH     PUT     SOLE                    119,900
CO
----------------------------------------------------------------------------------------------------------------------------------
SEABRIGHT INSURANCE   COM        811656107          $1,946       170,233  SH             SOLE                    170,233
HLDGS IN
----------------------------------------------------------------------------------------------------------------------------------
SEALED AIR CORP NEW   COM        81211K100          $1,435        28,828  SH             SOLE                     28,828
----------------------------------------------------------------------------------------------------------------------------------
SIEBEL SYS INC        COM        826170102        $214,855    24,140,964  SH             SOLE                 24,140,964
----------------------------------------------------------------------------------------------------------------------------------
SPECTRASITE INC       COM        84761M104        $275,956     3,707,595  SH             SOLE                  3,707,595
----------------------------------------------------------------------------------------------------------------------------------
SPRINT CORP           COM FON    852061100        $112,063     4,466,453  SH             SOLE                  4,466,453
----------------------------------------------------------------------------------------------------------------------------------
SUNGARD DATA SYS INC  COM        867363103        $123,236     3,504,000  SH             SOLE                  3,504,000
----------------------------------------------------------------------------------------------------------------------------------
SYNOVUS FINL CORP     COM        87161C105             $73        51,900  SH     PUT     SOLE                     51,900
----------------------------------------------------------------------------------------------------------------------------------


                                                   GLENVIEW CAPITAL MANAGEMENT, LLC
                                                               FORM 13F
                                                      Quarter Ended June 30, 2005
NAME OF ISSUER        CLASS                   VALUE         SHRS OR PRN   SH/    PUT/    INVESTMENT   OTHER       VOTING AUTHORITY
--------------        -----                   -----         -----------   ---    ----    ----------   -----       ----------------
                      TITLE      CUSIP        (X$1,000)     AMT           PRN    CALL    DISCRETION   MANAGERS    SOLE   SHARED NONE
                      -----      -----        ---------     ---           ---    ----    ----------   --------    ----   ------ ----
----------------------------------------------------------------------------------------------------------------------------------
TXU CORP              COM        873168108        $119,413     1,437,154  SH             SOLE                  1,437,154
----------------------------------------------------------------------------------------------------------------------------------
TELEWEST GLOBAL INC   COM        87956T107        $224,790     9,867,868  SH             SOLE                  9,867,868
----------------------------------------------------------------------------------------------------------------------------------
TEVA PHARMACEUTICAL   ADR        881624209         $86,497     2,777,667  SH             SOLE                  2,777,667
INDS LTD
----------------------------------------------------------------------------------------------------------------------------------
TIME WARNER INC       COM        887317105          $5,749       344,018  SH             SOLE                    344,018
----------------------------------------------------------------------------------------------------------------------------------
TITAN CORP            COM        888266103         $26,528     1,166,591  SH             SOLE                  1,166,591
----------------------------------------------------------------------------------------------------------------------------------
TOLL BROTHERS INC     COM        889478103         $58,018       571,320  SH             SOLE                    571,320
----------------------------------------------------------------------------------------------------------------------------------
TOYS R US INC         COM        892335100         $30,061     1,135,222  SH             SOLE                  1,135,222
----------------------------------------------------------------------------------------------------------------------------------
UNISOURCE ENERGY      COM        909205106         $16,334       531,200  SH             SOLE                    531,200
CORP
----------------------------------------------------------------------------------------------------------------------------------
US UNWIRED INC        COM        90338R104         $62,977    10,820,797  SH             SOLE                 10,820,797
----------------------------------------------------------------------------------------------------------------------------------
VALOR                 COM NEW    920255106          $5,860       424,645  SH             SOLE                    424,645
COMMUNICATIONS
GROUP 1
----------------------------------------------------------------------------------------------------------------------------------
VIACOM INC            CL B       925524309          $8,005       250,000  SH             SOLE                    250,000
----------------------------------------------------------------------------------------------------------------------------------
WAL MART STORES INC   COM        931142103          $5,136       106,557  SH             SOLE                    106,557
----------------------------------------------------------------------------------------------------------------------------------
WILD OAT MARKET INC   COM        96808B107         $17,277     1,508,877  SH             SOLE                  1,508,877
----------------------------------------------------------------------------------------------------------------------------------
XEROX CORP            COM        984121103        $105,257     7,632,852  SH             SOLE                  7,632,852
----------------------------------------------------------------------------------------------------------------------------------
YELLOW ROADWAY CORP   COM        985577105        $220,554     4,341,621  SH             SOLE                  4,341,621
----------------------------------------------------------------------------------------------------------------------------------